HEDGE ACCOUNTING (Tables)	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Disclosure of detailed information about fluctuation in foreign exchange rates [Text Block]

Date	Value of US$ 1	Variation in pesos
December 31, 2023	3,822.05	(988.15)
December 31, 2024	4,409.15	587.10
December 31, 2025	3,757.08	(652.07)

Disclosure of detailed information about movements in other comprehensive income related to hedges of net investment in foreign operations

According to the information described above, the following table shows movements of OCI gross of taxes, related to hedges of net investment in foreign operations:

Total OCI Movements Related to Hedges of Net Investment in Foreign Operations from January 1 to December 31, 2025

			Hedging		Hedging
	Hedged		non-derivative		derivative		Net OCI
Investment	Item		instrument		instrument		account
Multi Financial Holding	Ps.	(306,047)	Ps.	299,545	Ps.	—	Ps.	(6,502)
Other subsidiaries and branches Banco de Bogotá (1)		(111,614)		107,115		—		(4,499)
Occidental Bank Barbados Ltd.		(29,882)		29,882		—		—
Banco de Occidente (Panamá) S.A.		(54,605)		54,605		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.		(16,652)		16,652		—		—
Gases del Pacífico S.A.C.		(21,212)		15,335		—		(5,877)
Gas Natural de Lima y Callao S.A.C. – Calidda		(71,648)		71,648		—		—
Promigas Perú S.A.C.		(3,143)		3,143		—		—
Gases del Norte del Perú S.A.C.		(15,654)		15,654		—		—
Promigas Panamá Corporation		(2)		2		—		—
Promigas USA INC		(6)		6		—		—
Total	Ps.	(630,465)	Ps.	613,587	Ps.	—	Ps.	(16,878)

(1)  Includes Banco de Bogotá Panamá, Ficentro, and contributions of foreign branches in Miami and New York.

Total OCI Movements Related to Hedges of Net Investment in Foreign Operations from January 1 to December 31, 2024

			Hedging		Hedging
	Hedged		non-derivative		derivative		Net OCI
Investment	Item		instrument		instrument		account
Multi Financial Holding	Ps.	248,173	Ps.	(244,040)	Ps.	—	Ps.	4,133
Other subsidiaries and branches Banco de Bogotá (1)		93,700		(88,419)		—		5,281
Occidental Bank Barbados Ltd.		23,613		(23,613)		—		—
Banco de Occidente (Panamá) S.A.		39,893		(39,893)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.		15,975		(15,974)		—		1
Gases del Pacífico S.A.C.		18,181		(12,890)		—		5,291
Gas Natural de Lima y Callao S.A.C. – Calidda		58,205		(58,205)		—		—
Promigas Perú S.A.C.		2,830		(2,830)		—		—
Gases del Norte del Perú S.A.C.		14,139		(14,139)		—		—
Promigas Panamá Corporation		—		—		—		—
Promigas USA INC		4		(4)		—		—
Total	Ps.	514,713	Ps.	(500,007)	Ps.	—	Ps.	14,706

(1)  Includes Banco de Bogotá Panamá, Banco Bogotá Finance, Ficentro, and contributions of foreign branches in Miami and New York.

Disclosure of detailed information about hedge in foreign currency equity investments [Text Block]

According to the information described above, the following table contains details of hedging operations carried out to cover foreign denominated equity investments. The analysis shows current amount of OCI gross of taxes:

December 31, 2025

	Thousands of US$				Ps. millions
		Hedge
		amount in				Current		Current
		foreign	Hedge	Current		amount		amount		Current
	Hedged	currency in	amount in	amount		Hedging		Hedging		amount
	investment	financial	forward	Hedged		non-derivative		derivative		Net OCI
Investment	amount	liabilities	contracts	Item		instrument		instrument		account
Multi Financial Holding	459,514	(450,000)	—	Ps.	(50,900)	Ps.	101,526	Ps.	(435)	Ps.	50,191
Other subsidiaries and branches Banco de Bogotá (1)	181,057	(170,000)	—		184,605		133,803		(230,412)		87,996
Occidental Bank Barbados Ltd.	49,966	(49,966)	—		37,357		(37,357)		—		—
Banco de Occidente (Panamá) S.A.	96,872	(96,872)	—		42,625		(42,625)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.	26,365	(26,365)	—		25,733		(25,732)		—		1
Gases del Pacífico S.A.C.	31,888	(31,888)	—		3,037		(18,886)		—		(15,849)
Gas Natural de Lima y Callao S.A.C. – Calidda	115,385	(115,385)	—		53,607		(53,607)		—		—
Promigas Perú S.A.C.	4,820	(4,820)	—		428		(428)		—		—
Gases del Norte del Perú S.A.C.	24,007	(24,007)	—		(5,093)		5,093		—		—
Promigas Panamá Corporation	—	—	—		—		—		—		—
Promigas USA INC	8	(8)	—		(2)		2		—		—
Total	989,882	(969,311)	—	Ps.	291,397	Ps.	61,789	Ps.	(230,847)	Ps.	122,339

(1)  Includes Banco de Bogotá Panamá, Ficentro and contributions of foreign branches in Miami and New York.

December 31, 2024

	Thousands of US$				Ps. millions
		Hedge
		amount in				Current		Current
		foreign	Hedge	Current		amount		amount		Current
	Hedged	currency in	amount in	amount		Hedging		Hedging		amount
	investment	financial	forward	Hedged		non-derivative		derivative		Net OCI
Investment	amount	liabilities	contracts	Item		instrument		instrument		account
Multi Financial Holding	425,506	(425,000)	—	Ps.	255,147	Ps.	(198,019)	Ps.	(435)	Ps.	56,693
Other subsidiaries and branches Banco de Bogotá (1)	164,562	(160,000)	—		296,219		26,688		(230,412)		92,495
Occidental Bank Barbados Ltd.	41,635	(41,635)	—		67,239		(67,239)		—		—
Banco de Occidente (Panamá) S.A.	72,835	(72,835)	—		97,230		(97,230)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.	26,365	(26,365)	—		42,385		(42,384)		—		1
Gases del Pacífico S.A.C.	31,888	(31,888)	—		24,249		(34,221)		—		(9,972)
Gas Natural de Lima y Callao S.A.C. – Calidda	108,974	(108,974)	—		125,255		(125,255)		—		—
Promigas Perú S.A.C.	4,820	(4,820)	—		3,571		(3,571)		—		—
Gases del Norte del Perú S.A.C.	24,007	(24,007)	—		10,561		(10,561)		—		—
Promigas Panamá Corporation	0	(0)	—		2		(2)		—		—
Promigas USA INC	8	(8)	—		4		(4)		—		—
Total	900,600	(895,532)	—	Ps.	921,862	Ps.	(551,798)	Ps.	(230,847)	Ps.	139,217

(1)  Includes Banco de Bogotá Panamá, Banco Bogotá Finance, Ficentro and contributions of foreign branches in Miami and New York.

Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [text block]

The following is the summary of Promigas and its subsidiaries open cash flow hedges:

	December 31, 2025	December 31, 2024
Income in Thousands of U.S. dollar forecasted	68,086	49,131
Notional amount contracts FWD Thousands of U.S. dollar	68,086	49,131
% hedged	100%	100%
Fair value in Colombian pesos	(178)	(1,140)
# of contracts	20	22

Disclosure of hedging of exchange rate risk

December 31, 2025
Nominal amount Hedged Item Colombian pesos	5,600,394
Notional amount contracts interest rate Swaps (IRS) Colombian pesos	1,547,000
% hedged	27.6%
Fair value in Colombian pesos	74,663
# of contracts IRS	37

Disclosure of analysis of other comprehensive income by item [text block]

	December 31, 2025		December 31, 2024		December 31, 2023
Balance at the beginning of the year	Ps.	24,700	Ps.	(30,381)	Ps.	5,542
Changes in the fair value FwD - Future transactions		6,635		6,365		(26,203)
Changes in the fair value FwD - financial obligations		74,420		43,724		(32,672)
Changes in the fair value Swaps - CDTs		104,220		7,752		—
Changes in the fair value bonds		211,534		(184,902)		270,064
Changes in the fair value other accounts receivable		(211,534)		184,902		(258,982)
Reclassified to profit or loss		(8,273)		(2,760)		11,870
Balance at the end of the year	Ps.	201,702	Ps.	24,700	Ps.	(30,381)

Schedule of Change in Fair Value and Interest Expenses of Hedging Instrument [Table Text Block]

Below, the total changes in fair value and the impact on interest expense are detailed by Subsidiary for the fair value and cash flow hedges of interest rate risk:

December 31, 2025

	Change
	in fair		Interest
	value		expense (1)
Banco de Bogotá	Ps.	(3,590)	Ps.	(810)
Banco de Occidente		—		—
Banco Popular		83,820		(10,736)
Corficolombiana		72,494		805
Total impact from hedging	Ps.	152,724	Ps.	(10,741)

(1)  See note 6.3 “Interest expense”.

December 31, 2024

	Change
	in fair		Interest
	value		expense (1)
Banco de Bogotá	Ps.	5,960	Ps.	(46,406)
Banco de Occidente		—		(1,183)
Banco Popular		(7,332)		(2,205)
Total impact from hedging	Ps.	(1,372)	Ps.	(49,794)

(1)  See note 6.3 “Interest expense”.

The table below shows the changes in fair value and the impact on interest income for the loan portfolio’s fair value hedge of interest rate risk.

December 31, 2025

	Change
	in fair		Interest
	value		income
Banco de Occidente	Ps.	146	Ps.	784

December 31, 2025

	Change
	in fair		Interest
	value		income
Banco de Occidente	Ps.	(83)	Ps.	595

Disclosure of detailed information about derivative financial instruments for hedging [Text Block]

	December 31, 2025				December 31, 2024
Item	Assets		Liabilities		Assets		Liabilities
Forward contracts
Foreign currency to buy	Ps.	78	Ps.	9,741	Ps.	10,623	Ps.	5,185
Foreign currency to sale		559		—		19		65
Subtotal	Ps.	637	Ps.	9,741	Ps.	10,642	Ps.	5,250
Swap
Interest rate		235,921		25,101		43,377		16,408
Subtotal	Ps.	235,921	Ps.	25,101	Ps.	43,377	Ps.	16,408
Total hedge derivatives	Ps.	236,558	Ps.	34,842	Ps.	54,019	Ps.	21,658

Banco de Bogota S.A.
Document Information [Line Items]
Disclosure of hedging of exchange rate risk

	December 31, 2025	December 31, 2024
Nominal amount Hedged Item Colombian pesos	769,732	788,614
Notional amount contracts interest rate Swaps (IRS) Colombian pesos	328,250	298,250
% hedged	42.6%	37.8%
Fair value in Colombian pesos	13,838	7,752
# of contracts IRS	10	9

Disclosure of detailed information about hedging instruments [text block]

December 31, 2025

Fair value hedges		Notional amount		Changes in fair value
Hedging instruments
Interest rate Swap	Ps.	2,813,929	Ps.	(34,899)
Items designated hedged
Time Deposits issued		2,813,929		31,309

December 31, 2024

December 31, 2024
Fair value hedges		Notional amount		Changes in fair value
Hedging instruments
Interest rate Swap	Ps.	4,644,189	Ps.	68,840
Items designated hedged
Time Deposits issued		4,644,189		(66,064)

Banco de Bogota S.A. | Other accounts receivable [member]
Document Information [Line Items]
Disclosure of hedging of exchange rate risk

	December 31, 2025	December 31, 2024
Nominal amount Hedged Item Thousands of U.S. dollar	330,921	320,195
Notional amount bond Thousands of U.S. dollar	330,921	320,195
% hedged	100%	100%
Fair value in Colombian pesos	1,243,297	1,411,786
# of contracts	1	1

Banco de Bogota S.A. | Financial obligations [member]
Document Information [Line Items]
Disclosure of hedging of exchange rate risk

	December 31, 2025	December 31, 2024
Nominal amount Hedged Item Thousands of U.S. dollar	1,320,970	896,761
Notional amount contracts FWD Thousands of U.S. dollar	1,323,000	897,700
% hedged	100%	100%
Fair value in Colombian pesos	4,872,318	3,884,510
# of contracts FWD	70	49

Corporacion Financiera Colombiana S.A.
Document Information [Line Items]
Disclosure of hedging of exchange rate risk

December 31, 2025
Nominal amount Hedged Item Colombian pesos	809,000
Notional amount contracts interest rate Swaps (IRS) Colombian pesos	809,000
% hedged	100%
# of contracts IRS	3

Disclosure of detailed information about hedging instruments [text block]

December 31, 2025

Fair value hedges		Notional amount		Changes in fair value
Hedging instruments
Interest rate Swap	Ps.	1,075,000	Ps.	72,494
Items designated hedged
Debt securities		1,075,000		(71,734)

Corporacion Financiera Colombiana S.A. | Other accounts receivable [member]
Document Information [Line Items]
Disclosure of hedging of exchange rate risk

	December 31, 2025	December 31, 2024
Nominal amount Hedged Item Thousands of U.S. dollar	4,416	5,373
Notional amount contracts FWD Thousands of U.S. dollar	4,416	5,373
% hedged	100%	100%
# of contracts FWD	9	11

Banco de Occidente S.A.
Document Information [Line Items]
Disclosure of analysis of other comprehensive income by item [text block]

December 31, 2025

Fair value hedges		Notional amount		Changes in fair value
Hedging instruments
Interest rate Swap	Ps.	1,048,000	Ps.	18,209
Items designated hedged
Loan Portfolio		1,048,000		(18,076)

Disclosure of detailed information about hedging instruments [text block]

As of December 31, 2025 and 2024 Banco de Occidente uses interest rate swaps to reduce the risk of interest rates on loan portfolio.

December 31, 2025

Fair value hedges		Notional amount		Changes in fair value
Hedging instruments
Interest rate Swap	Ps.	1,048,000	Ps.	18,209
Items designated hedged
Loan Portfolio		1,048,000		(18,076)